1801 California St., Suite 5200 Denver, Colorado 80202 (720) 482-1574

August 14, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Series Trust (the “Registrant”)
(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

On behalf of the Registrant, we are hereby filing a combined information statement and registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to an Agreement and Plan of Reorganization whereby all of the assets of Transamerica Torray Concentrated Growth VP, a separate series of the Registrant, will be transferred in a tax-free reorganization to Transamerica WMC US Growth VP, also a separate series of the Registrant, in exchange for shares of Transamerica WMC US Growth VP.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on or about September 13, 2019 pursuant to Rule 488.

Should you have any questions or comments regarding this filing, please contact the undersigned at 720-493-4249.

Very truly yours,

/s/ Rhonda A. Mills
Rhonda A. Mills
Assistant General Counsel
Transamerica Asset Management, Inc.